Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000030200
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	0.51%	(1.09%)	1.71%
C000030202
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	3.73%	(0.67%)	1.76%
C000030204
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000030203
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000157740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000030199
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000030200
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	(0.18%)	2.18%
Without Sales Load [Member] | C000030202
Average Annual Return [Line Items]
Average Annual Return, Percent	4.73%	(0.67%)	1.76%
Without Sales Load [Member] | C000030204
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%	0.37%	2.74%
Without Sales Load [Member] | C000030203
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%	(0.36%)	2.00%
Without Sales Load [Member] | C000157740
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%	0.36%	2.74%
Without Sales Load [Member] | C000030199
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	0.07%	2.43%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
FEDERATED INDEX: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	6.03%	0.14%	2.39%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	5.73%	(0.14%)	2.07%
FEDERATED INDEX: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	6.03%	0.14%	2.39%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	5.73%	(0.14%)	2.07%
FEDERATED INDEX: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	6.03%	0.14%	2.39%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	5.73%	(0.14%)	2.07%
FEDERATED INDEX: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	6.03%	0.14%	2.39%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	5.73%	(0.14%)	2.07%
FEDERATED INDEX: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	6.03%	0.14%	2.39%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	5.73%	(0.14%)	2.07%
FEDERATED INDEX: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	6.03%	0.14%	2.39%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	5.73%	(0.14%)	2.07%